Material accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Office equipment
Significant accounting policies
Estimated useful lives of property, plant and equipment	3 years
Plant and Machinery
Significant accounting policies
Estimated useful lives of property, plant and equipment	5 years
Vehicles
Significant accounting policies
Estimated useful lives of property, plant and equipment	10 years